Basis of Presentation and Significant Accounting Policies - Accrued Rebates and Other Accruals (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Schedule Of Accrued Liabilities [Line Items]
Accrued rebates and other accruals	$ 5,689	$ 5,426
Trade accounts receivable, less allowance for doubtful accounts [Member]
Schedule Of Accrued Liabilities [Line Items]
Accrued rebates and other accruals	1,257	1,288
Other current liabilities [Member]
Schedule Of Accrued Liabilities [Line Items]
Accrued rebates	3,285	3,208
Other accruals	581	531
Other noncurrent liabilities [Member]
Schedule Of Accrued Liabilities [Line Items]
Accrued rebates and other accruals	$ 565	$ 399